Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Income Taxes [Line Items]
Effective tax rate from continuing operations	32.00%	38.00%
U.S. loss from continuing operations before income taxes			$ 2	$ (342)	$ (140)
Non-U.S. loss from continuing operations before income taxes			2	(4)	(22)
AMT credit carryforwards			9
Deferred tax assets, valuation allowance			51	43
Cash paid for taxes			2	2	3
Gross decreases - tax positions in prior periods			25	4
Unrecognized tax benefits that would affect effective tax rate if recognized			5	5
Interest and penalties accrued for uncertain tax positions			1
Federal
Income Taxes [Line Items]
Net operating loss carryforwards			911
Net operating loss carryforwards, expirations			beginning 2026 through 2031
Federal | Minimum
Income Taxes [Line Items]
Open tax years			2004
Federal | Maximum
Income Taxes [Line Items]
Open tax years			2009
Foreign
Income Taxes [Line Items]
Net operating loss carryforwards			$ 129